RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)			12 Months Ended
	Sep. 10, 2022	Jun. 13, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due from the related party			$ 25,000	$ 1,503
Net amount due to the related party			923,596	1,122,607
Proceeds from issue of notes			400,000	935,793	$ 0
Kaiming Hu
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due from the related party			0
Kaiming Hu | Capital contributions
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due from the related party				$ 556,083
Guoda Technology (Shenzhen) Co., Ltd.
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due from the related party			0
Guoda Technology (Shenzhen) Co., Ltd. | Office lease fee settlement
RELATED PARTY BALANCES AND TRANSACTIONS
Receivables related to capital contribution			1,503
Zhiyou Wang
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due to the related party			250,396
Zhiyou Wang | Borrowings from shareholders because temporary shortage of funds
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due to the related party			250,396
Wei Zheng
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due from the related party			25,000
Radiance Holding (HK) Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due to the related party			$ 273,000
Number of ADS to pay agency fees			100,000
Radiance Holding (HK) Limited | Borrowings from shareholders to pay agency fees with shares
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due to the related party			$ 273,000
Ying Wang
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due to the related party			400,000
Ying Wang | Promissory note
RELATED PARTY BALANCES AND TRANSACTIONS
Net amount due to the related party			$ 400,000
Maximum principal amount to be borrowed		$ 5,000,000
Term of debt		1 year
Mercurity Fintech Technology Holding Inc.("MFT"), | Wei Zheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of loan provided	$ 25,000
Term of debt	1 year